Convertible Promissory Debentures (Tables) (10-Q)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Debentures

Convertible notes payable consisted of the following:

	September 30, 2020	December 31, 2019

January 28, 2020 ($385,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	$385,000	$-
June 23, 2020 ($50,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	50,000	-
June 23, 2020 ($50,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	50,000	-
August 18, 2020 ($25,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	25,000	-
September 17, 2020 ($181,500) – 0% interest per annum outstanding principal and interest due October 20, 2021	181,500	-
September 18, 2020 ($93,500) – 0% interest per annum outstanding principal and interest due October 20, 2021	93,500	-
September 21, 2020 ($165,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	165,000	-
September 28, 2020 ($27,500) – 0% interest per annum outstanding principal and interest due October 20, 2021	27,500	-
September 28, 2020 ($33,000) – 0% interest per annum outstanding principal and interest due October 20, 2021	33,000	-

Total convertible notes payable	1,010,500	-
Original issue discount	(60,625)
Debt discount	(100,299)	-

Total convertible notes payable	$849,576	$-

Schedule of Principal Payments on Convertible Promissory Debentures	Principal payments on convertible promissory debentures are due as follows:
Year ending December 31,
2020	$-
2021	1,010,500